Schedule of cash inflows from an equity financing transaction (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross proceeds			£ 10,091	£ 10,792	£ 15,767
Transaction costs			(1,056)	(1,050)	(1,659)
Proceeds from issuing shares		£ 81	£ 9,035	£ 9,742	£ 14,108